Supplemental Cash Flow Disclosures - Non-Cash Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Conversion of convertible debt to common stock	$ 0	$ 3,067,423
Reclassification of the unamortized balance of debt discount and derivative liability, related to the extinguishment and conversion of the subordinated convertible debt, to additional paid-in capital	0	2,860,627
Derivative liability created from conversion option embedded in Deerfield convertible credit facility	$ 0	$ 8,825,935
Warrants issued in connection with convertible debt and equity facility	0	29,137,682
Reclassification of warrant derivative liability to additional paid-in capital as a result of the expiration of non-standard anti-dilution clause contained in warrants	$ 0	$ 1,331,776
Issuance of common stock in connection with convertible debt facility	0	1,050,000
Accrued property and equipment purchases	$ 0	$ 64,108
Common stock issued to satisfy contingent consideration	0	127
Common stock issued for settlement of contingency	$ 0	$ 39,150